                                                               December 29, 2004
                                                                      Supplement

[MORGAN STANLEY LOGO OMITTED]

            SUPPLEMENT DATED DECEMBER 29, 2004 TO THE PROSPECTUS OF

        Morgan Stanley Aggressive Equity Fund, dated September 30, 2004
              Morgan Stanley Allocator Fund, dated April 30, 2004
        Morgan Stanley American Opportunities Fund, dated March 18, 2004
           Morgan Stanley Balanced Growth Fund, dated March 30, 2004
           Morgan Stanley Balanced Income Fund, dated March 30, 2004
             Morgan Stanley Biotechnology Fund, dated July 30, 2004
      Morgan Stanley California Tax-Free Income Fund, dated March 18, 2004
        Morgan Stanley Capital Opportunities Trust, dated March 18, 2004
      Morgan Stanley Convertible Securities Trust, dated November 30, 2004
   Morgan Stanley Developing Growth Securities Trust, dated November 30, 2004
      Morgan Stanley Dividend Growth Securities Inc., dated April 30, 2004
      Morgan Stanley Equally-Weighted S&P 500 Fund, dated August 30, 2004
       Morgan Stanley European Equity Fund Inc., dated December 30, 2003
        Morgan Stanley Federal Securities Trust, dated December 30, 2003
          Morgan Stanley Financial Services Trust, dated July 30, 2004
         Morgan Stanley Flexible Income Trust, dated December 30, 2003
  Morgan Stanley Fund of Funds -- Domestic Portfolio, dated November 30, 2004
         Morgan Stanley Fundamental Value Fund, dated November 30, 2004
           Morgan Stanley Global Advantage Fund, dated July 30, 2004
      Morgan Stanley Global Dividend Growth Securities, dated May 28, 2004
           Morgan Stanley Global Utilities Fund, dated April 30, 2004
                 Morgan Stanley Growth Fund, dated May 28, 2004
         Morgan Stanley Health Sciences Trust, dated September 30, 2004
       Morgan Stanley High Yield Securities Inc., dated October 29, 2004
          Morgan Stanley Income Builder Fund, dated November 30, 2004
              Morgan Stanley Information Fund, dated May 28, 2004
           Morgan Stanley International Fund, dated December 30, 2003
        Morgan Stanley International SmallCap Fund, dated July 30, 2004
     Morgan Stanley International Value Equity Fund, dated October 29, 2004
                 Morgan Stanley Japan Fund, dated July 30, 2004
         Morgan Stanley KLD Social Index Fund, dated February 27, 2004
           Morgan Stanley Mid-Cap Value Fund, dated October 29, 2004
         Morgan Stanley Nasdaq-100 Index Fund, dated February 27, 2004
       Morgan Stanley Natural Resource Development Securities Inc., dated
                                 April 30, 2004
       Morgan Stanley New York Tax-Free Income Fund, dated March 18, 2004
        Morgan Stanley Pacific Growth Fund Inc., dated December 30, 2003
          Morgan Stanley Quality Income Trust, dated October 29, 2004
            Morgan Stanley Real Estate Fund, dated February 27, 2004
           Morgan Stanley S&P 500 Index Fund, dated October 29, 2004
        Morgan Stanley Small-Mid Special Value Fund, dated June 30, 2004
            Morgan Stanley Special Growth Fund, dated April 30, 2004
          Morgan Stanley Special Value Fund, dated September 30, 2004
            Morgan Stanley Strategist Fund, dated September 30, 2004
        Morgan Stanley Tax-Exempt Securities Trust, dated March 18, 2004
         Morgan Stanley Total Market Index Fund, dated October 29, 2004
          Morgan Stanley Total Return Trust, dated September 30, 2004

     Morgan Stanley U.S. Government Securities Trust, dated April 30, 2004
              Morgan Stanley Utilities Fund, dated March 18, 2004
               Morgan Stanley Value Fund, dated November 30, 2004
                                 (the "Funds")

Effective March 1, 2005, Morgan Stanley DW Inc., will charge clients an order processing fee of $5.25 (except in certain circumstances, including, but not limited to, activity in fee-based accounts, exchanges, dividend reinvestments and systematic investment and withdrawal plans) when a client buys or redeems shares of the Fund. Please consult your Morgan Stanley Financial Advisor for more information regarding this fee.

Therefore, the disclosure in the sections of each above-named Fund's Prospectus titled "Fees and Expenses," "How to Buy Shares," and "How to Sell
Shares-Payment for Sold Shares" is hereby modified accordingly to reflect the order processing fee.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                     36006SPT-01